COMMON SHARES (Tables)	12 Months Ended
Dec. 31, 2014
Common Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Schedule of common shares

	Number of Shares	Amount
	(thousands)	(millions of Canadian dollars)
Outstanding at January 1, 2012	703,861	12,011
Exercise of options	1,600	58
Outstanding at December 31, 2012	705,461	12,069
Exercise of options	1,980	80
Outstanding at December 31, 2013	707,441	12,149
Exercise of options	1,221	53
Outstanding at December 31, 2014	708,662	12,202

Schedule of weighted average shares

Weighted Average Common Shares Outstanding	2014	2013	2012
(millions)

Basic	708.0	706.7	704.6
Diluted	709.6	707.7	705.7

Schedule of stock options activity

	Number of Options	Weighted Average Exercise Prices	Options Exercisable
	(thousands)		(thousands)
Outstanding at January 1, 2012	7,100	$35.44	5,165
Granted	1,978	$42.03
Exercised	(1,600)	$33.13
Forfeited	(44)	$36.55
Outstanding at December 31, 2012	7,434	$37.69	4,588
Granted	1,939	$47.09
Exercised	(1,980)	$36.12
Outstanding at December 31, 2013	7,393	$40.57	3,954
Granted	2,292	$49.03
Exercised	(1,221)	$43.00
Outstanding at December 31, 2014	8,464	$43.17	4,902

Schedule of stock options outstanding and exercisable by the range of exercise price
Stock options outstanding at December 31, 2014 were as follows:

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life
	(thousands)		(years)	(thousands)		(years)
$30.10 to $36.26	1,410	$33.85	1.7	1,410	$33.85	1.7
$36.90 to $41.65	1,101	$38.24	3.1	1,101	$38.24	3.1
$41.95 to $45.29	1,819	$42.04	4.2	1,464	$42.02	4.2
$47.09	1,842	$47.09	5.1	847	$47.09	5.1
$49.03	2,292	$49.03	6.2	80	$49.03	6.2
	8,464	$43.17	4.3	4,902	$39.81	3.3

Schedule of options valuation assumptions
The Company used a binomial model for determining the fair value of options granted applying the following weighted average assumptions:

year ended December 31	2014	2013	2012

Expected life (years)	6.0	6.0	5.9
Interest rate	1.8%	1.7%	1.6%
Volatility[1]	17%	18%	19%
Dividend yield	3.8%	3.7%	4.2%
Forfeiture rate	5%	15%	15%

1	Volatility is derived based on the average of both the historical and implied volatility of the Company's common shares.

Schedule of additional option information
The following table summarizes additional stock option information:

year ended December 31	2014	2013	2012
(millions of Canadian dollars, unless noted otherwise)

Total intrinsic value of options exercised	$68	$25	$18
Fair value of options that have vested	$113	$65	$49
Total options vested	2.0 million	1.3 million	1.0 million